SCHEDULE OF ACCOUNTS AND NOTES PAYABLE (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 19,718	$ 14,824
Notes payable	283
Total	$ 20,001	$ 14,824